Dear Fellow Shareholders:                                      October 31, 2002

     We are pleased to present to you the financial statements for the GLOBALT Growth Fund, which ended the fiscal year on October 31, 2002. We invite all shareholders to review the management discussion and analysis below for a detailed discussion of the Fund's performance.

     We welcome our new shareholders and look forward to furthering the investment objectives of all our shareholders. We believe it is important to note that all eligible GLOBALT 401(k) plan participants have elected to be investors in the Fund and collectively are among the Fund's largest shareholders. As always, your questions and comments are welcome. We appreciate your confidence in the GLOBALT Growth Fund.

Sincerely,



Gary E. Fullam
Chief Investment Officer


     For more complete information, including charges and expenses, obtain a prospectus by calling 1-877-289-4769. The prospectus should be read carefully before investing. The fund is distributed by Unified Financial Securities, Inc.

Management Discussion & Analysis
Investment Results - Fiscal Year Ended October 2002

     As indicated by the following chart, the GLOBALT Growth Fund under-performed the S&P 500 in fiscal year 2002. Being a diversified index, the S&P 500 is comprised of both growth and value stocks. The Fund's performance is partially explained by the fact that growth strategies in general under-performed the broad market indices. Further perspective on these results is provided by the commentary that follows.

                                                         Five Year         Average Annual Total Return
                                        One Year        Average Annual           Since Inception
                                      Total Return     Total Return            (December 1, 1995)
GLOBALT Growth Fund                     -21.77%           -3.55%                      4.14%
S&P 500                                 -15.11%            0.73%                      7.31%
Russell 1000 Growth Index               -19.62%           -2.45%                      4.50%

                      Growth of $25,000

                                                                           Russell
   Period                     GGF                 S&P 500                 1000 Growth
--------------

   Oct-95
   Dec-95                 $25,000                 $25,000                  $25,000
   Dec-95                 $26,600                 $25,483                  $25,143
   Jan-96                 $27,600                 $26,349                  $25,984
   Feb-96                 $28,199                 $26,594                  $26,460
   Mar-96                 $28,549                 $26,849                  $26,495
   Apr-96                 $29,074                 $27,244                  $27,190
   May-96                 $29,400                 $27,947                  $28,142
   Jun-96                 $29,400                 $28,053                  $28,180
   Jul-96                 $28,074                 $26,813                  $26,537
   Aug-96                 $28,871                 $27,379                  $27,217
   Sep-96                 $30,647                 $28,920                  $29,198
   Oct-96                 $31,195                 $29,718                  $29,372
   Nov-96                 $33,295                 $31,965                  $31,577
   Dec-96                 $31,913                 $31,332                  $30,966
   Jan-97                 $33,914                 $33,289                  $33,133
   Feb-97                 $33,052                 $33,550                  $32,908
   Mar-97                 $31,558                 $32,172                  $31,128
   Apr-97                 $33,862                 $34,092                  $33,195
   May-97                 $35,836                 $36,168                  $35,597
   Jun-97                 $37,506                 $37,788                  $37,025
   Jul-97                 $40,773                 $40,795                  $40,303
   Aug-97                 $39,077                 $38,510                  $37,947
   Sep-97                 $40,902                 $40,619                  $39,814
   Oct-97                 $39,663                 $39,262                  $38,343
   Nov-97                 $40,424                 $41,080                  $39,967
   Dec-97                 $41,063                 $41,785                  $40,415
   Jan-98                 $41,342                 $42,247                  $41,623
   Feb-98                 $44,377                 $45,294                  $44,753
   Mar-98                 $46,382                 $47,613                  $46,539
   Apr-98                 $47,663                 $48,092                  $47,181
   May-98                 $46,466                 $47,266                  $45,841
   Jun-98                 $48,859                 $49,186                  $48,651
   Jul-98                 $48,219                 $48,662                  $48,330
   Aug-98                 $40,533                 $41,626                  $41,076
   Sep-98                 $42,203                 $44,293                  $44,231
   Oct-98                 $44,929                 $47,894                  $47,787
   Nov-98                 $47,854                 $50,797                  $51,423
   Dec-98                 $51,668                 $53,724                  $56,062
   Jan-99                 $54,438                 $55,970                  $59,353
   Feb-99                 $51,378                 $54,231                  $56,640
   Mar-99                 $52,925                 $56,401                  $59,625
   Apr-99                 $54,237                 $58,585                  $59,703
   May-99                 $53,451                 $57,202                  $57,870
   Jun-99                 $56,246                 $60,376                  $61,921
   Jul-99                 $54,266                 $58,492                  $59,951
   Aug-99                 $54,239                 $58,199                  $60,929
   Sep-99                 $53,306                 $56,604                  $59,649
   Oct-99                 $56,920                 $60,187                  $64,153
   Nov-99                 $59,749                 $61,410                  $67,611
   Dec-99                 $65,706                 $65,028                  $74,642
   Jan-00                 $61,416                 $61,761                  $71,141
   Feb-00                 $62,269                 $60,591                  $74,620
   Mar-00                 $66,379                 $66,519                  $79,963
   Apr-00                 $63,306                 $64,517                  $76,157
   May-00                 $60,748                 $63,194                  $72,318
   Jun-00                 $64,794                 $64,755                  $77,800
   Jul-00                 $63,544                 $63,745                  $74,556
   Aug-00                 $70,451                 $67,704                  $81,303
   Sep-00                 $66,344                 $64,129                  $73,612
   Oct-00                 $63,060                 $63,859                  $70,130
   Nov-00                 $54,780                 $58,827                  $59,793
   Dec-00                 $54,473                 $59,116                  $57,903
   Jan-01                 $57,153                 $61,214                  $61,905
   Feb-01                 $50,786                 $55,631                  $51,393
   Mar-01                 $46,475                 $52,110                  $45,802
   Apr-01                 $50,615                 $56,159                  $51,595
   May-01                 $51,030                 $56,535                  $50,837
   Jun-01                 $49,744                 $55,161                  $49,658
   Jul-01                 $48,839                 $54,621                  $48,416
   Aug-01                 $45,640                 $51,202                  $44,456
   Sep-01                 $40,319                 $47,064                  $40,019
   Oct-01                 $42,334                 $47,962                  $42,118
   Nov-01                 $45,289                 $51,641                  $46,166
   Dec-01                 $45,883                 $52,094                  $46,078
   Jan-02                 $44,456                 $51,333                  $45,263
   Feb-02                 $42,575                 $50,344                  $43,384
   Mar-02                 $44,385                 $52,237                  $44,885
   Apr-02                 $41,673                 $49,070                  $41,223
   May-02                 $40,698                 $48,708                  $40,225
   Jun-02                 $37,845                 $45,238                  $36,504
   Jul-02                 $34,125                 $41,712                  $34,497
   Aug-02                 $33,811                 $41,986                  $34,600
   Sep-02                 $31,238                 $37,423                  $31,012
   Oct-02                 $33,115                 $40,716                  $33,856

 |X| Past  performance  is not  predictive  of future  performance.
 |X| The GLOBALT Growth Fund's historical results are net of all expenses, versus the gross market benchmark (the S&P 500 Index). Investors are reminded that when trying to achieve benchmark returns, investment management fees, transaction costs and execution costs will be incurred.
 |X| The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 |X| The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends and weighted toward stocks with large market capitalization.
 |X| Inception Date: December 1, 1995.

Commentary and Outlook

     There is precedence for markets to overreact on the upside or the downside. In retrospect, from 1998 into 2000, the markets assumed what proved to be unrealistic expected growth rates and responded with unbounded enthusiasm. The extent and duration of the ensuing bear market cycle, however, has exceeded virtually everyone's expectations, including ours. Reflecting the unprecedented uncertainties of the period, the market has assumed what appears a life of its own, largely independent of the level either of the economy or stock valuations. Fear clearly dominates logic and history. Our sense is that intense selling in recent months represented capitulation by many investors, resulting in an oversold condition in the stock market. The unexpected rally that began October 10th provides some support for this contention. This period was remarkable as the strongest four-day rally since the post-depression recovery in 1933.

     We don't have a sense that there are no further obstacles, only that the market lows in July and the retesting in late-September/early-October were severe and have substantially purged the excesses of recent years. Simply put, we believe that despite remaining uncertainties, including the potential for conflict in Iraq, there is more reward than risk in the stock market. Valuation levels have become increasingly attractive, particularly for growth stocks, and we believe staying the course will prove to be the correct strategy given any reasonable timeframe. It is worth noting that growth strategies outperformed value strategies in the third quarter for the first time in many months, and that this has continued into the fourth quarter.

     We also fully realize that these have been very trying times for you as an investor or fiduciary. While we may lament the sometimes irrational market response to the uncertainties in the environment, we are intent on maintaining equilibrium and following our investment disciplines as the surest route to recovery. It is well for all of us to remember that bear markets often end before it is clear that the economy has turned upward or other uncertainties are resolved. This is the kind of environment in which stocks finally can exceed expectations. Since the close of the Fund's fiscal year on October 31st, stock prices are broadly higher; a trend we hope will persist.

                    Fund Investment

Shares of the Fund are sold on a continuous basis.

     Through the Fund's transfer agent, Unified Fund Services, you may invest any amount you choose as often as you wish, subject to a minimum initial investment of $25,000 and minimum subsequent investments of $5,000 ($2,000 for IRA accounts). Shares may also be purchased through a broker dealer or other financial institution authorized by the Fund's distributor (investors may be charged a fee for this service). Purchases can be made by mail or by bank wire (please see prospectus for more information).

     The Fund is also available through Fidelity's FUNDSNetwork with a minimum investment of $2,500 ($1,000 through a qualified retirement plan). It is listed as the AmeriPrime Funds - GLOBALT Growth Fund (symbol: GROWX). Fidelity can be reached at 1-800-343-3548 or on the Internet at www.fidelity.com.

     The Fund is also available through the Schwab Mutual Fund OneSource service at 1-800-435-4000 or on the Internet at www.schwab.com. The minimum investment in the Fund through this service is $2,500 ($1,000 through a qualified retirement plan). The GLOBALT Growth Fund's mutual fund symbol at Schwab is GROWX.

The GLOBALT Growth Fund may be included as an investment option in 401(k) plans.

GLOBALT Growth Fund
Schedule of Investments
     October 31, 2002

Common Stocks - 94.4%                                                              Shares                     Value

Accident & Health Insurance - 1.0%
AFLAC, Inc.                                                                            2,600                 $    79,144
                                                                                                         ----------------

Agriculture Chemicals - 1.0%
Scotts Co. (The) Class A (a)                                                           1,700                      80,920
                                                                                                         ----------------

Air Conditioning & Warm Air Heating Equipment - 1.1%
American Standard Companies, Inc. (a)                                                  1,300                      86,710
                                                                                                         ----------------

Air Courier Services - 0.9%
FedEx Corp.                                                                            1,300                      69,147
                                                                                                         ----------------

Aircraft - 1.5%
Northrop Grumman Corp.                                                                 1,100                     113,443
                                                                                                         ----------------

Beverages - 3.0%
Coca-Cola Co.                                                                          5,000                     232,400
                                                                                                         ----------------

Biological Products (No Diagnostic Substances) - 5.3%
Amgen, Inc. (a)                                                                        4,004                     186,426
Gilead Sciences, Inc. (a)                                                              2,200                      76,428
IDEC Pharmaceuticals Corp. (a)                                                         1,900                      87,438
Medimmune, Inc. (a)                                                                    2,400                      61,320
                                                                                                         ----------------
                                                                                                         ----------------
                                                                                                                 411,612
                                                                                                         ----------------

Cable & Other Pay Television Services - 0.9%
Viacom, Inc. - Class B (a)                                                             1,500                      66,915
                                                                                                         ----------------

Cleaning Preparations, Perfumes, Cosmetics - 1.3%
Dial Corp.                                                                             4,700                      99,922
                                                                                                         ----------------

Computer Communication Equipment - 0.9%
Cisco Systems, Inc. (a)                                                                6,600                      73,788
                                                                                                         ----------------

Computer Hardware - Data Storage Devices - 0.3%
Imation Corp. (a)                                                                        600                      24,552
                                                                                                         ----------------

Computer Services & Software - 1.7%
Electronic Arts, Inc. (a)                                                              2,000                     130,240
                                                                                                         ----------------

Computers & Office Equipment - 2.8%
International Business Machines Corp.                                                  1,600                     126,304
Lexmark International, Inc. (a)                                                        1,600                      95,072
                                                                                                         ----------------
                                                                                                         ----------------
                                                                                                                 221,376
                                                                                                         ----------------

GLOBALT Growth Fund
Schedule of Investments
     October 31, 2002

Common Stocks - 94.4% -continued                                                   Shares                     Value

Construction Machinery & Equipment - 0.7%
Caterpillar, Inc.                                                                      1,300                      53,105
                                                                                                         ----------------

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.1%
3M Co.                                                                                   700                      88,858
                                                                                                         ----------------

Crude Petroleum & Natural Gas - 2.7%
Apache Corp.                                                                             900                      48,654
EOG Resources, Inc.                                                                    1,700                      61,200
Ocean Energy, Inc.                                                                     5,400                     100,602
                                                                                                         ----------------
                                                                                                         ----------------
                                                                                                                 210,456
                                                                                                         ----------------

Drilling Oil & Gas Wells - 2.1%
Ensco International, Inc.                                                              2,700                      73,008
Rowan Co., Inc.                                                                        4,500                      91,755
                                                                                                         ----------------
                                                                                                         ----------------
                                                                                                                 164,763
                                                                                                         ----------------

Electromedical & Electrotherapeutic Apparatus - 0.6%
Varian Medical Systems, Inc. (a)                                                       1,000                      48,220
                                                                                                         ----------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.5%
Eaton Corp.                                                                            1,700                     116,263
                                                                                                         ----------------

Electronic Computers - 1.2%
Dell Computer Corp. (a)                                                                3,300                      94,413
                                                                                                         ----------------

Energy - Oil & Gas Equipment - 0.7%
FMC Technologies Inc. (a)                                                              3,100                      57,350
                                                                                                         ----------------

Finance Services - 1.1%
Morgan Stanley Dean Witter & Co.                                                       2,300                      89,516
                                                                                                         ----------------

Food - Dairy Products - 1.0%
Dean Foods Company (a)                                                                 2,000                      74,980
                                                                                                         ----------------

General Industrial Machinery & Equipment - 0.5%
Ingersoll-Rand Co. Ltd.                                                                1,100                      42,900
                                                                                                         ----------------

Health Products & Services - 2.1%
Health Management Associates, Inc.                                                     5,100                      97,512
Lincare Holdings Inc. (a)                                                              1,900                      64,733
                                                                                                         ----------------
                                                                                                         ----------------
                                                                                                                 162,245
                                                                                                         ----------------

Industrial Inorganic Chemicals - 1.2%
Praxair, Inc.                                                                          1,700                      92,650
                                                                                                         ----------------

GLOBALT Growth Fund
Schedule of Investments
     October 31, 2002

Common Stocks - 94.4% -continued                                                   Shares                     Value

Industrial Instruments for Measurement, Display, and Control - 1.2%
Danaher Corp.                                                                          1,600                      92,560
                                                                                                         ----------------

Insurance - Insurance Brokers - 0.8%
Arthur J. Gallagher & Co.                                                              2,300                      61,686
                                                                                                         ----------------

Insurance Agents Brokers & Services - 1.8%
Marsh & McLennan Companies, Inc.                                                       3,000                     140,130
                                                                                                         ----------------

Investment Advice - 2.2%
Franklin Resources, Inc.                                                               2,400                      79,176
Investor's Financial Services Corp.                                                    3,000                      92,010
                                                                                                         ----------------
                                                                                                         ----------------
                                                                                                                 171,186
                                                                                                         ----------------

Leather & Leather Products - 0.6%
Coach, Inc. (a)                                                                        1,600                      47,600
                                                                                                         ----------------

Metalworking Machinery & Equipment - 1.2%
SPX Corp. (a)                                                                          2,200                      92,422
                                                                                                         ----------------

Miscellaneous Services - 1.4%
Dun & Bradstreet Corp. (a)                                                             2,900                     105,995
                                                                                                         ----------------

Oil & Gas Field Machinery & Equipment - 0.6%
National-Oilwell, Inc. (a)                                                             2,200                      45,870
                                                                                                         ----------------

Optical Instruments & Lenses - 0.3%
KLA-Tencor Corp. (a)                                                                     700                      24,927
                                                                                                         ----------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.6%
Biomet, Inc.                                                                           4,300                     126,678
                                                                                                         ----------------

Perfumes, Cosmetics & Other Toilet Preparations - 2.9%
Avon Products, Inc.                                                                    2,000                      96,980
Colgate-Palmolive Co.                                                                  2,400                     131,952
                                                                                                         ----------------
                                                                                                         ----------------
                                                                                                                 228,932
                                                                                                         ----------------


GLOBALT Growth Fund
Schedule of Investments
     October 31, 2002

Common Stocks - 94.4% -continued                                                   Shares                     Value

Pharmaceutical Preparations - 11.4%
Abbott Laboratories, Inc.                                                              2,900                     121,423
Allergan, Inc.                                                                         1,700                      92,565
Barr Laboratories, Inc. (a)                                                              800                      47,064
Cephalon, Inc. (a)                                                                     1,400                      70,378
Forest Labs, Inc. (a)                                                                    400                      39,196
Icos Corp. (a)                                                                         2,900                      71,659
Johnson & Johnson                                                                      3,624                     212,910
Eli Lilly and Co.                                                                      1,500                      83,250
Pharmacia Corp.                                                                        1,100                      47,300
Wyeth                                                                                  3,200                     107,200
                                                                                                         ----------------
                                                                                                         ----------------
                                                                                                                 892,945
                                                                                                         ----------------

Radio & TV Broadcast & Communications Equipment - 1.6%
L 3 Communications Holdings, Inc. (a)                                                  2,600                     122,200
                                                                                                         ----------------

Radio & TV Broadcasting & Communications Equipment - 0.9%
Harris Corp.                                                                           2,600                      68,588
                                                                                                         ----------------

Radiotelephone Communications - 0.9%
NEXTEL Communications, Inc. - Class A (a)                                              6,500                      73,320
                                                                                                         ----------------

Retail - Catalog & Mail - Order Houses - 0.8%
CDW Computer Centers, Inc. (a)                                                         1,200                      63,624
                                                                                                         ----------------

Retail - Eating Places - 1.2%
Darden Restaurants, Inc.                                                               2,400                      45,552
Wendy's International, Inc.                                                            1,400                      44,352
                                                                                                         ----------------
                                                                                                         ----------------
                                                                                                                  89,904
                                                                                                         ----------------

Retail - Jewelry Stores - 1.0%
Tiffany & Co.                                                                          2,900                      75,922
                                                                                                         ----------------

Retail - Variety Stores - 2.4%
Costco Wholesale Corp. (a)                                                             1,500                      50,895
Wal-Mart Stores, Inc.                                                                  2,600                     139,230
                                                                                                         ----------------
                                                                                                         ----------------
                                                                                                                 190,125
                                                                                                         ----------------

Security Brokers, Dealers & Flotation Companies - 2.1%
Goldman Sachs Group, Inc.                                                              2,300                     164,680
                                                                                                         ----------------


GLOBALT Growth Fund
Schedule of Investments
     October 31, 2002

Common Stocks - 94.4% -continued                                                   Shares                     Value

Semiconductors & Related Devices - 3.5%
International Rectifier Corp. (a)                                                      1,500                      25,905
Marvell Technology Group Ltd. (a)                                                      4,500                      72,945
Maxim Integrated Products, Inc.                                                        1,000                      31,840
Microchip Technology, Inc.                                                             3,100                      75,640
Texas Instruments, Inc.                                                                4,200                      66,612
                                                                                                         ----------------
                                                                                                         ----------------
                                                                                                                 272,942
                                                                                                         ----------------

Services - Business Services - 1.9%
eBAY, Inc. (a)                                                                         2,400                     151,776
                                                                                                         ----------------

Services - Computer Integrated Systems Design - 1.0%
Titan Corp. (a)                                                                        6,000                      77,340
                                                                                                         ----------------

Services - Computer Processing & Data Preparation - 0.8%
Acxiom Corp. (a)                                                                       5,000                      63,000
                                                                                                         ----------------

Services - Help Supply Services - 1.2%
Manpower, Inc.                                                                         2,700                      92,070
                                                                                                         ----------------

Services - Prepackaged Software - 3.9%
Brocade Communications Systems, Inc. (a)                                               4,100                      28,167
Intuit, Inc. (a)                                                                       2,100                     109,032
Microsoft Corp. (a)                                                                    1,700                      90,899
Symantec Corp. (a)                                                                     2,000                      80,000
                                                                                                         ----------------
                                                                                                         ----------------
                                                                                                                 308,098
                                                                                                         ----------------

Services - Specialty Facilities - 0.9%
Caremark RX, Inc. (a)                                                                  4,000                      70,800
                                                                                                         ----------------

Special Industry Machinery - 0.4%
Applied Materials, Inc. (a)                                                            1,900                      28,557
                                                                                                         ----------------

Specialty Cleaning, Polishing and Sanitation Preparations - 0.8%
Clorox Corp.                                                                           1,400                      62,902
                                                                                                         ----------------

Surety Insurance - 2.3%
Ambac Financial Group, Inc.                                                            2,900                     179,220
                                                                                                         ----------------

Textiles & Apparel - 1.4%
Nike, Inc. - Class B                                                                   2,400                     113,256
                                                                                                         ----------------

GLOBALT Growth Fund
Schedule of Investments
     October 31, 2002

Common Stocks - 94.4% -continued                                                   Shares                     Value

Trucking & Courier Services (No Air) - 1.2%
United Parcel Services, Inc. Class B                                                   1,500                      90,015
                                                                                                         ----------------

TOTAL COMMON STOCKS (Cost $7,520,395)                                                                          7,375,158
                                                                                                         ----------------

Unit Investment Trusts - 3.0%
NASDAQ-100 Trust Series 1 (a)                                                          9,500                     233,415
                                                                                                         ----------------

TOTAL UNIT INVESTMENT TRUSTS (Cost $236,590)                                                                     233,415
                                                                                                         ----------------

Money Market Securities - 3.3%
Huntington Money Market Fund - Investment A, 0.67%, (Cost $264,035) (b)              264,035                     264,035
                                                                                                         ----------------

TOTAL INVESTMENTS (Cost $8,021,020) - 100.7%                                                                $  7,872,608
                                                                                                         ----------------

Liabilities in excess of cash and other assets - (0.7%)                                                          (56,085)
                                                                                                         ----------------

TOTAL NET ASSETS - 100.0%                                                                                   $  7,816,523
                                                                                                         ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2002.

GLOBALT Growth Fund
Statement of Assets and Liabilities
    October 31, 2002


Assets
Investments in securities, at value (cost $8,021,020)                                                          $ 7,872,608
Interest receivable                                                                                                     63
Dividends receivable                                                                                                 4,724
Receivable for investments sold                                                                                     50,669
Receivable for fund shares sold                                                                                        268
                                                                                                            ---------------
     Total assets                                                                                                7,928,332
                                                                                                            ---------------

Liabilities
Accrued advisory fees                                                                                                7,593
Other payables and accrued expenses                                                                                 22,072
Payable for investments purchased                                                                                   82,144
                                                                                                            ---------------
     Total liabilities                                                                                             111,809
                                                                                                            ---------------

Net Assets                                                                                                     $ 7,816,523
                                                                                                            ===============

Net Assets consist of:
Paid in capital                                                                                                 13,080,239
Accumulated net realized gain (loss) on investments                                                             (5,115,304)
Net unrealized appreciation (depreciation) on investments                                                         (148,412)
                                                                                                            ---------------

Net Assets, for 820,814 shares                                                                                 $ 7,816,523
                                                                                                            ===============

Net Assets Value
Net Assets
Offering price and redemption price per share ($7,816,523 / 820,814)                                                $ 9.52
                                                                                                            ===============

GLOBALT Growth Fund
Statement of Operations
Year ended October 31, 2002


Investment Income
Dividend income                                                                                            $ 71,766
Interest income                                                                                               2,137
                                                                                                    ----------------
  Total Income                                                                                               73,903
                                                                                                    ----------------

Expenses
Investment advisor fee                                                                                      126,084
Trustee expenses                                                                                              2,463
                                                                                                    ----------------
  Total Expenses                                                                                            128,547
Reimbursed expenses                                                                                          (2,463)
                                                                                                    ----------------
                                                                                                    ----------------
Total operating expenses                                                                                    126,084
                                                                                                    ----------------
                                                                                                    ----------------
Net Investment Income (Loss)                                                                                (52,181)
                                                                                                    ----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                        (2,642,528)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                 464,403
                                                                                                    ----------------
                                                                                                    ----------------
Net realized and unrealized gain (loss) on investment securities                                         (2,178,125)
                                                                                                    ----------------
                                                                                                    ----------------
Net increase (decrease) in net assets resulting from operations                                        $ (2,230,306)
                                                                                                    ================

GLOBALT Growth Fund
Statement of Changes In Net Assets

                                                                                   Year ended              Year ended
Increase (Decrease) in Net Assets                                                Oct. 31, 2002            Oct. 31, 2001
                                                                                -----------------------------------------
Operations
  Net investment income (loss)                                                         $ (52,181)              $ (74,122)
  Net realized gain (loss) on investment securities                                   (2,642,528)             (2,509,074)
  Change in net unrealized appreciation (depreciation)                                   464,403              (4,202,913)
                                                                                -----------------------------------------
                                                                                -----------------------------------------
  Net increase (decrease) in net assets resulting from operations                     (2,230,306)             (6,786,109)
                                                                                -----------------------------------------
Distributions
  From net investment income                                                                   -                       -
  From net realized gain                                                                       -              (2,156,584)
                                                                                -----------------------------------------
                                                                                -----------------------------------------
  Total distributions                                                                          -              (2,156,584)
                                                                                -----------------------------------------
Capital Share Transactions
  Proceeds from shares sold                                                              632,918               4,535,944
  Reinvestment of distributions                                                                -               2,156,481
  Amount paid for shares repurchased                                                  (3,531,772)             (5,913,792)
                                                                                -----------------------------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                          (2,898,854)                778,633
                                                                                -----------------------------------------
                                                                                -----------------------------------------
Total Increase (Decrease) in Net Assets                                               (5,129,160)             (8,164,060)
                                                                                -----------------------------------------

Net Assets
  Beginning of period                                                                 12,945,683              21,109,743
                                                                                -----------------------------------------

  End of period                                                                      $ 7,816,523            $ 12,945,683
                                                                                =========================================

Capital Share Transactions
  Shares sold                                                                             56,917                 321,044
  Shares issued in reinvestment of distributions                                               -                 143,670
  Shares repurchased                                                                    (299,507)               (420,336)
                                                                                -----------------------------------------

  Net increase (decrease) from capital transactions                                     (242,590)                 44,378
                                                                                =========================================

GLOBALT Growth Fund
Financial Highlights

                                                 Year ended       Year ended        Year ended       Year ended      Year ended
                                                Oct. 31, 2002    Oct. 31, 2001    Oct. 31, 2000    Oct. 31, 1999    Oct. 31, 1998
                                               ---------------- ----------------  ---------------  --------------- ----------------

Selected Per Share Data
Net asset value, beginning of period               $ 12.17          $ 20.72          $ 19.53          $ 16.14          $ 15.66
                                               ---------------- ----------------  ---------------  --------------- ----------------
Income from investment operations
  Net investment income (loss)                      (0.06)           (0.07)           (0.09)           (0.05)            0.02
  Net realized and unrealized gain (loss)           (2.59)           (6.33)            2.23             4.27             1.86
                                               ---------------- ----------------  ---------------  --------------- ----------------
                                               ---------------- ----------------  ---------------  --------------- ----------------
Total from investment operations                    (2.65)           (6.40)            2.14             4.22             1.88
                                               ---------------- ----------------  ---------------  --------------- ----------------
Less Distributions to shareholders:
  From net investment income                         0.00             0.00             0.00            (0.02)           (0.01)
  From net realized gain                             0.00            (2.15)           (0.95)           (0.81)           (1.39)
                                               ---------------- ----------------  ---------------  --------------- ----------------
                                               ---------------- ----------------  ---------------  --------------- ----------------
Total distributions                                  0.00            (2.15)           (0.95)           (0.83)           (1.40)
                                               ---------------- ----------------  ---------------  --------------- ----------------

Net asset value, end of period                     $ 9.52          $ 12.17          $ 20.72          $ 19.53          $ 16.14
                                               ================ ================  ===============  =============== ================

Total Return                                       (21.77)%         (32.87)%         10.78%           26.67%           13.28%

Ratios and Supplemental Data
Net assets, end of period (000)                   $ 7,817         $ 12,946         $ 21,110         $ 16,934         $ 11,709
Ratio of expenses to average net assets             1.17%            1.30%            1.18%            1.17%            1.17%
Ratio of expenses to average net assets
   before waiver & reimbursement                    1.20%            1.32%            1.18%            1.18%            1.19%
Ratio of net investment income to
   average net assets                               (0.49)%          (0.44)%          (0.45)%          (0.27)%          0.14%
Ratio of net investment income to
   average net assets before waiver & reimbursement (0.51)%          (0.46)%          (0.45)%          (0.28)%          0.12%
Portfolio turnover rate                            180.19%          244.82%          159.09%          120.46%           83.78%



                                        GLOBALT Growth Fund
                                     Notes to Financial Statements
                                October 31, 2002


NOTE 1.  ORGANIZATION

     GLOBALT Growth Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on October 20, 1995 and commenced operations on December 1, 1995. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

                                   GLOBALT Growth Fund
                                Notes to Financial Statements
                                    October 31, 2002


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES-continued

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains GLOBALT, Inc. (the "Adviser") to manage the Fund's investments. The Adviser was organized as a Georgia corporation in 1990. Samuel Allen was the controlling shareholder of GLOBALT, Inc. until May 31, 2002, when Synovus Financial Corp. ("Synovus") acquired all outstanding shares of the adviser. Synovus may be deemed to be a controlling person of the Adviser due to its ownership of 100% of the outstanding shares of the Adviser. Synovus is a financial services company. The investment decisions for the Fund are made by a committee of the Adviser that is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person Trustees and extraordinary expenses. In addition, if a distribution plan is adopted by the Fund's shareholders pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the Fund would pay any expenses it is authorized to pay pursuant to the Plan. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.17% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the year ended October 31, 2002, the Adviser earned a fee of $126,084 from the Fund. The Adviser has contractually agreed to reimburse fees and other expenses to the extent necessary to maintain total operating expenses at the annual rate of 1.17% through February 28, 2005. For the year ended October 31, 2002, the Adviser reimbursed expenses of $2,463.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee of the Trust is a member of management of Unified, and the officers of the Trust are a director and officer, respectively, of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to Unified Financial Securities, Inc. during the fiscal year ended October 31, 2002. Kenneth D. Trumpfheller, a Trustee of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. Timothy Ashburn and Thomas Napurano are a director and officer, respectively, of the Distributor and the Distributor's parent company, and may be deemed to be affiliates of the Distributor.

                                      GLOBALT Growth Fund
                                   Notes to Financial Statements
                                            October 31, 2002

NOTE 4.  INVESTMENTS

     For the year ended October 31, 2002, purchases and sales of investment securities, other than short term investments, aggregated $18,980,731 and $21,004,015, respectively. The unrealized appreciation for all securities totaled $463,387 and the unrealized depreciation for all securities totaled $648,757 for a net unrealized depreciation of $185,370. The aggregate cost of securities for federal income tax purposes at October 31, 2002 was $8,057,978. The difference between book cost and tax cost consists of wash sales in the amount of $36,958.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. CAPITAL LOSS CARRYFORWARDS

     At October 31, 2002, the fund had available for federal tax purposes an unused capital loss carryforward of $2,379,244 which expires in 2009. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders. The fund elected to defer post-October losses of $2,642,528.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

There were no distributions in the fiscal year ended October 31, 2002.

     The tax character of distributions paid during the fiscal years 2002 and 2001 were as follows:

Distributions paid from:               2002             2001
                                    ------------   ---------------
    Ordinary Income                           0                 0
    Short-Term Capital Gain                   0                 0
    Long-Term Capital Gain                    0         2,156,584
                                    ------------   ---------------
                                            $ -       $ 2,156,584
                                    ============   ===============

     As of October 31, 2002, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributable ordinary income/(accumulated losses)                 $ -
Undistributable long-term capital gain/(accumulated losses)          (2,435,818)
Unrealized appreciation/(depreciation)                               (2,827,898)
                                                                ----------------
                                                                   $ (5,263,716)
                                                                ================

     The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and post-October losses.

                                              GLOBALT Growth Fund
                                        Notes to Financial Statements
                                            October 31, 2002

NOTE 8.  ELECTION OF TRUSTEES-(unaudited)

     At a special meeting of the shareholders held on May 29, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For              Withheld              Total

Gary Hippenstiel                      10,516,210.432        648,472.896        11,164,683.328

Mark Muller                           10,856,443.432        308,239.896        11,164,683.328

Ken Trumpfheller                      10,493,506.432        671,176.896        11,164,683.328

Richard  Wright                       10,858,138.432        306,544.896        11,164,683.328


NOTE 9.  SHAREHOLDER VOTE FOR NEW MANAGEMENT AGREEMENT-(unaudited)

     On May 31, 2002, Synovus Financial Corp. ("Synovus") acquired 100% of the outstanding shares of the Adviser through a merger of a wholly owned subsidiary of Synovus with and into the Adviser.

     Pursuant to the Investment Company Act of 1940, as amended (the "Investment Company Act"), a transaction which results in a change of control of an investment adviser may be deemed an "assignment". The Investment Company Act further provides that a management agreement will automatically terminate in the event of an assignment. The transaction described above resulted in a "change in control" of the Adviser for the purposes of the Investment Company Act and caused the "assignment" and resulting termination of the old management agreement. In anticipation of the change of control, a special meeting of shareholders was held on May 24, 2002. The shareholders approved a new management agreement that is substantially identical in all material respects to the old management agreement. The new agreement was effective on May 31, 2002, the date of the change of control. The vote tally is as follows:

                           For Approval     Against Approval           Total

                                547,203              0                 547,203

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                            Number of Portfolios
                                Position(s) Held Length of in Fund Complex1
Name, Age and Address              with Trust          Time Served           Overseen by Trustee
Gary E. Hippenstiel                Trustee           Trustee since 1995            29
600 Jefferson Street
Suite 350
Houston, TX 77002
Year of Birth:  1947

        Principal Occupations During Past 5 Years Other Directorships Held by
Trustee Director, Vice President and Chief Investment Officer of Legacy None
Trust Company since 1992.

                                                                                   Number of Portfolios
                                Position(s) Held Length of in Fund Complex1
Name, Age and Address              with Trust      Time Served                    Overseen by Trustee
Mark W. Muller                     Trustee        Trustee since 2002                    29
5016 Cedar River Tr.
Ft. Worth, TX 76137 Year of Birth: 1964

        Principal Occupations During Past 5 Years                       Other Directorships Held by Trustee
Trustee of AmeriPrime Advisors Trust since 1999.  President of                None
JAMAR Resources, Inc., a manufacturers representative firm,
September 2001 to present.  Account Manager for SCI, Inc., a custom manufacturer, from April 2002 to September 2001.
Account Manager for Clarion Technologies, a manufacturer
of automotive, heavy truck, and consumer goods, from 1996 to
April 2000.

                                                                                   Number of Portfolios
                   Position(s) Held Length of in Fund Complex1
 Name, Age and Address                  with Trust        Time Served              Overseen by Trustee
Richard J. Wright, Jr.                   Trustee        Trustee since 2002                    29
13532 N. Central Expressway MS 3800
Dallas, TX 75243
Year of Birth:  1962

        Principal Occupations During Past 5 Years               Other Directorships Held by Trustee
Trustee of AmeriPrime Advisors Trust since 1999.  Various                     None
positions with Texas Instruments, a technology company, since
1985, including the following:  Program Manager for Semi-
Conductor Business Opportunity Management System, 1998 to
present;  Development Manager for we-based interface, 1999 to present;  Systems Manager for Semi-Conductor Business
Opportunity Management System, 1997 to 1998;  Development
Manager for Acquisition Manager, 1996-1997;  Operations
Manager for Procurement Systems, 1994-1997.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                                               Number of Portfolios
                                Position(s) In Length of in Fund Complex1
 Name, Age and Address          Fund Complex            Time Served             Overseen by Trustee
Kenneth D. Trumpfheller2         Trustee                 Since 1995                  29
1725 E. Southlake Blvd.
Suite 200
Southlake, Texas 76092
Year of Birth:  1958

        Principal Occupations During Past 5 Years                  Other Directorships Held by Trustee
President and Managing Director of Unified Fund Services, Inc.,               None
the Fund's transfer agent, fund accountant and administrator, since October 2000.  President, Treasurer, and Secretary of
Ameriprime Financial Services, Inc., a fund administrator,
(which merged with Unified Fund Services, Inc.) from 1994
through October 2000.  President, Treasurer and Secretary of
Ameriprime Financial Securities, Inc., the Trust's distributor through December 2000, from 1994 through December 2000.

                                                                                Number of Portfolios
                            Position(s) Held Length of in Fund Complex1
Name, Age and Address        with Trust              Time Served                Overseen by Trustee
Timothy Ashburn3          President and Secretary   Since October 2002               N/A
2424 Harrodsburg Road
Lexington, KY 40503
Year of Birth:  1950

        Principal Occupations During Past 5 Years                  Other Directorships Held by Trustee
Chairman of Unified Financial Services, Inc. since 1989 and                    N/A
Chief Executive Officer from 1989 to 1992 and 1994 to April 2002;
President of Unified Financial Services from November 1997 to
April 2000.

                                                                           Number of Portfolios
                             Position(s) In Length of in Fund Complex1
Name, Age and Address         Fund Complex           Time Served           Overseen by Trustee
Thomas G. Napurano          Treasurer and Chief    Since October 2002            N/A
2424 Harrodsburg Road        Finacial Officer
Lexington, KY 40503
Year of Birth:  1941

       Principal Occupations During Past 5 Years Other Directorships Held by
Trustee Chief Financial Officer and Executive Vice President of Unified N/A
Finacial Services, Inc., the parent company of the Trust's administrator and principal underwriter; member the board of directors of Unified Financial
Services, Inc. from 1989 to March 2002.

1 The term "fund complex" refers to the AmeriPrime Funds and the Ameriprime Advisors Trust. 2 Mr. Trumpfheller may be deemed to be an "interested person" of the Trust because he is a registered principal of the Trust's distributor 3 Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman of Unified Financial Services, Inc., the parent of the principal underwriter for the Funds.

INDEPENDENT AUDITOR'S REPORT



To the Shareholders and Board of Trustees
GLOBALT Growth Fund
(a series of AmeriPrime Funds)

     We have audited the accompanying statement of assets and liabilities of the GLOBALT Growth Fund, including the schedule of portfolio investments as of October 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GLOBALT Growth Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 14, 2002

                                                                October 31, 2002

Dear Fellow Shareholders:

     For a discussion of Marathon Value Portfolio's performance during the period ended October 31, 2002, please see the "Management Discussion" in the annual report. As I mentioned in our April 30th letter, we are an equity fund and I did expect some punishment in the current period. The market as a whole provided no pleasant surprises. It was trick rather than treat. Nevertheless, my goal to shield you from some of the market's downward force was accomplished.

     I am providing investors in this fund a one-stop shopping place for, what I believe are, the best opportunities and values in the U.S. equity markets. Therefore, I am not wedded to purity of style. I believe that most mutual fund investors have a difficult time deciding whether to invest in a large or small capitalization, value, or growth vehicle. So this fund takes the responsibility to search out the best values wherever they lie. For example, as a natural value investor, I have had qualms until recently about the information technology areas, but still have kept about 10% of the fund's assets there. While that sector is still beset by overcapacity, there are companies with sustained competitive edges within the group and I expect to continue to forage in that area.

     I expect that the market will continue to provide periods when it is possible to buy outstanding companies at below-average prices or cut-rate bargains. I will occasionally make an investment in a less-than-excellent company if the price discount is extraordinary. For that reason, the fund continues to maintain some cash reserves, although less than we have previously held.

     Finally, I want to briefly comment on the current crisis of confidence in corporate leadership. As those of you who care to listen to me, have heard many times over the last decade, there clearly has been a diminishing sense of responsibility on the part of some top-executive officers for their employees and shareholders. The harm that such an attitude does to American business is now apparent. Some changes have long been needed. It is a characteristic of our American system that we cannot act in advance of a crisis, and that our response afterward is often a barrage of regulations and the delivery of power to bureaucracies who have failed in their mission because they were preoccupied with their routines and paperwork. Such a response can also do harm to business. But like airport searches, the new burdens are shared equally by the innocent and the guilty. Perhaps we can devise ways in which the burden imposed by malfeasance be borne by those who have shown themselves unworthy of trust. Is it not time that America rediscover the meaning of discrimination in the best sense of the word - the ability to choose wisely?

     Throughout the course of the year, we will continue to update the fund's top ten holdings and performance results on our website www.marathonvalue.com.

     I have worked hard to deliver the fund's superior results. My single-mindedness is made possible by the support of Spectrum Advisory's associates and I thank them for their support. Because the challenge of managing money today is so great, I derive a great deal of satisfaction from the privilege of serving you and my private clients.

     I look forward to reporting to you on our future results and again thank those of you who are recommending the fund to your friends and family.

Sincerely,

Marc S. Heilweil


     For more complete information, including charges and expenses, obtain a prospectus by calling 1-800-788-6086. The prospectus should be read carefully before investing. The fund is distributed by Unified Financial Securities, Inc.

               MANAGEMENT DISCUSSION

     Once again, Marathon Value Portfolio ("Marathon") performed relatively well, substantially beating its S&P 500 benchmark. For the 12-month period ended October 31, 2002, total return of Marathon was -8.2% while for the same period the S&P 500 was down -15.1%. Since inception, March 28, 2000, through October 31, 2002, Marathon's total return was +5.5%; the S&P 500 total return for the same period was -39.2%.

     While in previous discussions we have been able to talk of substantial contributors to a positive return, this discussion must state that the main reason for Marathon's outperformance this year is that we avoided large losses on most of our major holdings. Unlike many funds, this year's -8.2% fund loss can quickly be recovered in a strong market.

                 PERFORMANCE SUMMARY


                Returns for the period March 28, 2000 through October 31, 2002

--------------------- ---------- ---------- ---------- ------------ --------------- ---------------- -----------------
                        2000*      2001       2002*     12 Months    Total Return   Average Annual   Final Value of a
                                                                        Since        Return Since        $10,000
                                                                      Inception*      Inception*        Investment
--------------------- ---------- ---------- ---------- ------------ --------------- ---------------- -----------------
--------------------- ---------- ---------- ---------- ------------ --------------- ---------------- -----------------
                        16.1%      4.7%      -13.1%       -8.2%          5.5%            2.1%            $10,554
   Marathon Value
     Portfolio

--------------------- ---------- ---------- ---------- ------------ --------------- ---------------- -----------------
--------------------- ---------- ---------- ---------- ------------ --------------- ---------------- -----------------

      S&P 500          -11.7%     -11.9%     -21.8%      -15.1%         -39.2%          -17.4%            $6,083

--------------------- ---------- ---------- ---------- ------------ --------------- ---------------- -----------------

     *March 28, 2000 is the date Spectrum Advisory Services, Inc. assumed management of the fund. Returns for 2000 are from 03/28/00 through 12/31/00. Returns for 2002 are from 12/31/01 through 10/31/02. Returns are not annualized.

                  MVP       S&P 500
      3/28/00   10,000.00   10,000.00
      3/31/00   10,000.00    9,940.72
      4/30/00   10,504.29    9,641.69
      5/31/00   10,643.78    9,443.87
      6/30/00   10,557.94    9,676.70
      7/31/00   10,643.78    9,525.41
      8/31/00   10,987.12   10,117.07
      9/30/00   10,772.53    9,582.96
     10/31/00   11,137.34    9,542.45
     11/30/00   10,987.12    8,790.12
     12/31/00   11,606.01    8,833.15
      1/31/01   11,962.95    9,146.54
      2/28/01   11,800.70    8,312.54
      3/31/01   11,422.13    7,785.94
      4/30/01   11,887.24    8,390.98
      5/31/01   12,244.18    8,447.20
      6/30/01   12,038.67    8,241.61
      7/31/01   12,103.56    8,160.48
      8/31/01   11,952.13    7,649.62
      9/30/01   11,335.60    7,031.89
     10/31/01   11,497.84    7,165.98
     11/30/01   11,941.32    7,715.66
     12/31/01   12,150.93    7,783.25
      1/31/02   11,910.31    7,669.67
      2/28/02   11,932.19    7,521.76
      3/31/02   12,380.60    7,804.65
      4/30/02   12,194.67    7,331.47
      5/31/02   12,216.55    7,277.46
      6/30/02   11,604.08    6,759.01
      7/31/02   10,925.99    6,232.32
      8/31/02   10,936.93    6,273.10
      9/30/02   10,116.66    5,591.34
     10/31/02   10,554.14    6,083.47

     *This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on March 28, 2000 (commencement of operations under Spectrum) and held through October 31, 2002. The S&P 500 Index is a widely recognized unmanaged index of common stocks. Performance figures reflect the change in value of the stocks in the index, reflect reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Periods prior to March 28, 2000, when another investment advisor managed the Fund, are not shown. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

     As you might expect given our returns and the market backdrop this year, Marathon's individual holdings have displayed a wide range of returns, so let's look at a few of the highs, lows, and in-betweens. After making senior management changes, 3M changed its official name and has focused more on cost cutting and new product development. The weakening dollar has also benefited 3M's high level of international sales. Zebra Technologies has seen greater application of its barcode labeling products and, despite the weakness in IT spending, has been a great holding within a difficult sector. Williams, stung by the virtual collapse of the energy trading market and the related post-Enron fallout--and despite its many valuable assets--has been the biggest drag on performance.

     While the drug sector was not popular, our large holding in Merck held up well. We still favor Merck's R&D capabilities and its chances of bringing out new blockbuster drugs in the next few years. The major pharmaceutical firms' efforts to get more new drugs approved have led to increased outsourcing in the development area. Pharmaceutical Product Development has responded with strong new business wins, a growing backlog, and large revenue gains. Although this was a more recent addition to the Fund, it has been one of the biggest contributors to the Fund's performance.

     Our international holdings continue to provide some diversification, but not a positive return. DSM N.V. is a Netherlands-based global chemical company that will count itself the leading manufacturer of vitamin ingredients in addition to its sales of $7 billion of other chemical products. Unlike comparable U.S. companies, we were able to purchase it at a single-digit earnings multiple.


     Cardinal Health illustrates the opportunities in today's market. It sold off early this summer because of rumors about its relationship with its former auditor, Arthur Anderson. Since we know the company well, we had no such doubts and ignored the rumors. Such opportunities favor those with a sound understanding of businesses. We believe we should continue to benefit from this environment, which is likely to persist for some time.

Marathon Value Fund
Schedule of Investments
     October 31, 2002

Common Stocks - 79.5%                                                         Shares                Value

NETHERLANDS - 0.6%
Specialty Chemicals - 0.6%
DSM NV  (a)                                                                       1,500                 63,428
                                                                                                ---------------

                                                                                                        63,428
                                                                                                ---------------

SWITZERLAND - 0.8%
Property & Casualty Insurance - 0.8%
Swiss Reinsurance (a)                                                             1,200                 83,322
                                                                                                ---------------

                                                                                                        83,322
                                                                                                ---------------

Advertising - 0.2%
The Interpublic Group of Co., Inc.                                                2,000                 23,940
                                                                                                ---------------

Aerospace-Defense - 0.7%
Northrop Grumman Corp.                                                              700                 72,191
                                                                                                ---------------

Apparel & Accessories - 1.3%
Jones Apparel Group, Inc. (a)                                                     3,900                135,096
                                                                                                ---------------

Automobiles, Parts & Equipment - 1.8%
Cooper Tire & Rubber Co.                                                          5,700                 74,157
Toyota Motor Corp. (c)                                                            2,300                111,780
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       185,937
                                                                                                ---------------

Banking - 4.1%
Mitsubishi Tokyo Financial Group, Inc (c)                                         7,200                 46,152
Popular, Inc.                                                                     3,000                 97,170
SouthTrust Corp.                                                                  3,900                 99,918
Synovus Financial Corp.                                                           2,500                 51,225
U.S. Bancorp                                                                      6,530                137,718
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       432,183
                                                                                                ---------------

Biotechnology - 1.2%
Amgen, Inc.  (a)                                                                  2,300                107,088
EntreMed, Inc. (a)                                                                6,800                 11,288
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       118,376
                                                                                                ---------------

Construction Materials - 2.1%
Martin Marietta Materials, Inc.                                                   5,500                153,120
Vulcan Materials Co.                                                              1,800                 60,408
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       213,528
                                                                                                ---------------

Marathon Value Fund
Schedule of Investments
     October 31, 2002

Common Stocks - 79.5%-continued                                               Shares                Value

Diversified Financial Services - 1.5%
Moody's Corp.                                                                     3,200                150,720
                                                                                                ---------------

Electric Utilities - 0.7%
Allegheny Energy, Inc.                                                            2,000                 11,400
Dominion Resources, Inc.                                                            806                 38,688
Korea Electric Power Corp. (c)                                                    2,000                 16,820
                                                                                                ---------------
                                                                                                ---------------
                                                                                                        66,908
                                                                                                ---------------

Electric Components & Equipment - 4.5%
Sanmina Corp. (a)                                                                11,768                 36,245
Vishay Intertechnology, Inc. (a)                                                  6,000                 61,800
Woodward Governor Co.                                                             1,700                 64,651
Texas Instruments, Inc.                                                           2,300                 36,478
Zebra Technologies Corp. (a)                                                      4,300                264,536
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       463,710
                                                                                                ---------------

Energy - 1.3%
BP PLC (c)                                                                        3,000                115,350
Williams Companies, Inc.                                                         12,000                 22,560
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       137,910
                                                                                                ---------------

Food & Drug Retail - 0.7%
Delhaize Group (c)                                                                2,600                 40,300
Rite Aid Corp. (a)                                                               16,000                 28,640
                                                                                                ---------------
                                                                                                ---------------
                                                                                                        68,940
                                                                                                ---------------

General Merchandise Stores - 1.4%
Costco Wholesale Corp. (a)                                                        4,300                145,899
                                                                                                ---------------

Healthcare Distribution & Services - 5.4%
Cardinal Health, Inc.                                                             3,800                262,998
IMS Health, Inc.                                                                  6,500                 97,760
Pharmaceutical Product Development, Inc. (a)                                      7,000                191,800
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       552,558
                                                                                                ---------------

Healthcare Equipment - 3.6%
Applied Biosystems, Inc.                                                          4,000                 80,920
Beckton, Dickinson & Co.                                                          6,700                197,717
Dionex Corp. (a)                                                                  3,000                 92,430
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       371,067
                                                                                                ---------------

Marathon Value Fund
Schedule of Investments
     October 31, 2002

Common Stocks - 79.5%-continued                                               Shares                Value

Household Products - 2.8%
Kimberly-Clark Corp.                                                              4,300                221,450
Tupperware Corp.                                                                  3,900                 62,946
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       284,396
                                                                                                ---------------

Industrial Conglomerates - 5.1%
3M Co.                                                                            1,500                190,410
Eaton Corp.                                                                       1,400                 95,746
General Electric Co.                                                              3,600                 90,900
Leggett & Platt, Inc.                                                             5,500                114,675
Tyco International Ltd.                                                           2,000                 28,920
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       520,651
                                                                                                ---------------

Industrial Machinery - 1.9%
Illinois Tool Works, Inc.                                                         1,600                 98,240
Lawson Products, Inc.                                                             1,600                 45,918
Lincoln Electric Holdings, Inc.                                                   2,300                 54,142
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       198,300
                                                                                                ---------------

Marine & Rail Transport - 1.5%
Florida East Coast Industries, Inc. - Class A                                     2,000                 47,800
Kirby Corp. (a)                                                                   4,300                101,523
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       149,323
                                                                                                ---------------

Oil & Gas Equipment & Services - 1.6%
BJ Services Co. (a)                                                               5,500                166,815
                                                                                                ---------------

Packaged Foods - 3.6%
Campbell Soup Co.                                                                 8,700                183,396
Sensient Technologies Corp.                                                       7,700                187,495
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       370,891
                                                                                                ---------------

Paper/Forest Products - 1.7%
Greif Brothers Corp. Class B                                                      2,700                 69,525
Plum Creek Timber Co., Inc.                                                       4,470                101,067
                                                                                                ---------------
                                                                                                       170,592
                                                                                                ---------------

Pharmaceutical - 5.1%
Abbott Laboratories, Inc.                                                         4,800                200,976
Bristol-Myers Squibb, Inc.                                                        2,000                 49,220
Merck & Co., Inc.                                                                 5,100                276,624
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       526,820
                                                                                                ---------------

Marathon Value Fund
Schedule of Investments
     October 31, 2002

Common Stocks - 79.5%-continued                                               Shares                Value

Property & Casualty Insurance - 4.1%
Berkshire Hathaway, Inc. - Class B (a)                                              100                246,000
Chubb Corp.                                                                       2,200                124,102
Millea Holdings Inc. (c)                                                          1,300                 48,138
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       418,240
                                                                                                ---------------

Publishing, Printing & Media - 3.9%
Gannett Co., Inc.                                                                 1,200                 91,116
Liberty Media Corp. Class A                                                      18,900                156,303
Wiley (John) & Sons, Inc. Class A                                                 7,000                153,860
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       401,279
                                                                                                ---------------

Real Estate - 4.2%
Alexanders Inc. (a)                                                                 700                 44,975
Avatar Holdings, Inc. (a)                                                         2,200                 48,884
Crescent Real Estate Equities Trust                                               6,000                 88,500
EastGroup Properties, Inc.                                                        2,800                 67,928
Federal Realty Investment Trust SBI                                               2,800                 73,780
Reading International Class A (a)                                                12,100                 46,585
Trizec Properties Inc.                                                            5,900                 59,885
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       430,537
                                                                                                ---------------

Restaurants - 1.0%
McDonald's Corp.                                                                  5,900                106,849
                                                                                                ---------------


Services- Data Processing - 4.2%
Automatic Data Processing Inc                                                     5,000                212,650
First Data Corp.                                                                  3,300                115,302
Total System Services Inc.                                                        7,500                101,775
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       429,727
                                                                                                ---------------

Soft Drinks - 1.9%
Coca-Cola Co.                                                                     2,600                120,848
Panamerican Beverages Inc. Class A                                                9,300                 79,050
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       199,898
                                                                                                ---------------

Specialty Chemicals - 2.9%
PPG Industries, Inc.                                                              4,100                192,823
Valspar Corp.                                                                     2,600                108,602
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       301,425
                                                                                                ---------------

Systems Software & Computer Hardware - 1.5%
Microsoft Corp.  (a)                                                              1,800                 96,246
Sun Microsystems, Inc. (a)                                                       19,500                 57,740
                                                                                                ---------------
                                                                                                ---------------
                                                                                                       153,986
                                                                                                ---------------

Marathon Value Fund
Schedule of Investments
     October 31, 2002

Common Stocks - 79.5%-continued                                               Shares                Value

Telephone - 0.6%
BellSouth Corp.                                                                   2,200                 57,530
                                                                                                ---------------

TOTAL COMMON STOCKS (Cost $9,004,002)                                                                8,172,972
                                                                                                ---------------

Corporate Bonds - 3.8%

Allegiance Telecom Inc., Senior Notes 12.875%  5/15/2008                        125,000                 24,375
Avatar Holdings Inc, Subordinated Convertible Notes 7.00%  4/1/2005              30,000                 28,200
Dollar General Corp. Notes  8.625%  6/15/2010                                   250,000                254,330
Unifi Inc. Notes  6.50%  2/1/2008                                               100,000                 83,412
                                                                                                ---------------

TOTAL CORPORATE BONDS (Cost $460,996)                                                                  390,317
                                                                                                ---------------

U.S. Treasury & Agency Obligations - 9.8%

U. S. Treasury Note  2.125%  10/31/2004                                       1,000,000              1,009,141
                                                                                                ---------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $999,710)                                             1,009,141
                                                                                                ---------------

Commercial Paper - 4.3%
Sears Roebuck  1.65%  11/1/2002                                                 450,000                450,000
                                                                                                ---------------

TOTAL COMMERCIAL PAPER (Cost $450,000)                                                                 450,000
                                                                                                ---------------

Money Market Securities - 2.1%
First American Treasury Obligation Fund, 1.25%, (Cost $216,213) (b)             216,213                216,213
                                                                                                ---------------

TOTAL INVESTMENTS (Cost $11,130,921) - 99.5%                                                      $ 10,238,643
                                                                                                ---------------

Other assets less liabilities - 0.5%                                                                    48,223
                                                                                                ---------------

TOTAL NET ASSETS - 100.0%                                                                         $ 10,286,866
                                                                                                ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2002. (c) American Depositary Receipt.

Marathon Value Fund
Statement of Assets and Liabilities
    31-Oct-02


Assets
Investments in securities, at value (cost $11,130,921)                                     $ 10,238,643
Interest receivable                                                                              17,580
Dividends receivable                                                                              5,198
Receivable for investments sold                                                                  66,232
Other receivables                                                                                   242
                                                                                        ----------------
     Total assets                                                                            10,327,895
                                                                                        ----------------

Liabilities
Payable for investments purchased                                                                26,340
Accrued advisory fees                                                                            11,478
Other payables and accrued expenses                                                               3,211
                                                                                        ----------------
     Total liabilities                                                                           41,029
                                                                                        ----------------

Net Assets                                                                                 $ 10,286,866
                                                                                        ================

Net Assets consist of:
Paid in capital                                                                              11,263,026
Accumulated undistributed net investment income (loss)                                           78,406
Accumulated net realized gain (loss) on investment transactions                                (162,288)
Net unrealized appreciation (depreciation) on investments                                      (892,278)
                                                                                        ----------------

Net Assets, for 1,065,601 shares                                                           $ 10,286,866
                                                                                        ================

Net Asset Value

Offering price and redemption price per share ($10,286,866 / 1,065,601)                          $ 9.65
                                                                                        ================

Marathon Value Fund
Statement of Operations
Year ended October 31, 2002


Investment Income
Dividend income                                                                $ 124,140
Interest income                                                                   97,691
                                                                           --------------
  Total Income                                                                   221,831
                                                                           --------------

Expenses
Investment advisor fee                                                           116,276
Trustee expenses                                                                   2,461
                                                                           --------------
  Total Expenses                                                                 118,737
                                                                           --------------
                                                                           --------------
Net Investment Income (Loss)                                                     103,094
                                                                           --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                (53,443)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                   (1,028,596)
                                                                           --------------
                                                                           --------------
Net realized and unrealized gain (loss) on investment securities              (1,082,039)
                                                                           --------------
                                                                           --------------
Net increase (decrease) in net assets resulting from operations               $ (978,945)
                                                                           ==============

Marathon Value Fund
Statement of Changes In Net Assets

                                                                              Year ended          Year ended
Increase (Decrease) in Net Assets                                           Oct. 31, 2002        Oct. 31, 2001
                                                                           -----------------    ----------------
Operations
  Net investment income (loss)                                                    $ 103,094            $ 79,584
  Net realized gain (loss) on investment securities                                 (53,443)             61,124
  Change in net unrealized appreciation (depreciation)                           (1,028,596)            (39,582)
                                                                           -----------------    ----------------
                                                                           -----------------    ----------------
  Net increase (decrease) in net assets resulting from operations                  (978,945)            101,126
                                                                           -----------------    ----------------
Distributions
  From net investment income                                                        (88,490)            (35,340)
  From net realized gain                                                                  -                   -
                                                                           -----------------    ----------------
                                                                           -----------------    ----------------
  Total distributions                                                               (88,490)            (35,340)
                                                                           -----------------    ----------------
Capital Share Transactions
  Proceeds from shares sold                                                       4,166,003           3,431,820
  Reinvestment of distributions                                                      82,200              33,310
  Amount paid for shares repurchased                                               (188,085)            (18,504)
                                                                           -----------------    ----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                      4,060,118           3,446,626
                                                                           -----------------    ----------------
                                                                           -----------------    ----------------
Total Increase (Decrease) in Net Assets                                           2,992,683           3,512,412
                                                                           -----------------    ----------------

Net Assets
  Beginning of period                                                             7,294,183           3,781,771
                                                                           -----------------    ----------------
  End of period [including accumulated undistributed net
    investment income (loss) of  $78,406 and $63,802, respectively]            $ 10,286,866         $ 7,294,183
                                                                           =================    ================

Capital Share Transactions
  Shares sold                                                                       389,958             320,512
  Shares issued in reinvestment of distributions                                      7,632               3,104
  Shares repurchased                                                                (18,107)             (1,749)
                                                                           -----------------    ----------------

  Net increase (decrease) from capital transactions                                 379,483             321,867
                                                                           =================    ================


Marathon Value Fund
Financial Highlights

                                            Year ended       Year ended       Year ended          Year ended        Period ended
                                          Oct. 31, 2002    Oct. 31, 2001   Oct. 31, 2000        Oct. 31, 1999   Oct. 31, 1998 (a)
                                         ---------------- ---------------- ---------------     ---------------- -------------------

Selected Per Share Data
Net asset value, beginning of period         $ 10.63          $ 10.38          $ 9.23               $ 8.48             $ 10.00
                                         ---------------- ---------------- ---------------     ---------------- -------------------
Income from investment operations
  Net investment income (loss)                  0.12             0.16            0.08                (0.01)               0.02
  Net realized and unrealized gain (loss)      (0.98)            0.18            1.07                 0.78               (1.54)
                                         ---------------- ---------------- ---------------     ---------------- -------------------
                                         ---------------- ---------------- ---------------     ---------------- -------------------
Total from investment operations               (0.86)            0.34            1.15                 0.77               (1.52)
                                         ---------------- ---------------- ---------------     ---------------- -------------------
Less Distributions to shareholders:
  From net investment income                   (0.12)           (0.09)           0.00                (0.02)               0.00
  From net realized gain                        0.00             0.00            0.00                 0.00                0.00
                                         ---------------- ---------------- ---------------     ---------------- -------------------
                                         ---------------- ---------------- ---------------     ---------------- -------------------
Total distributions                            (0.12)           (0.09)           0.00                (0.02)               0.00
                                         ---------------- ---------------- ---------------     ---------------- -------------------

Net asset value, end of period                $ 9.65          $ 10.63         $ 10.38               $ 9.23              $ 8.48
                                         ================ ================ ===============     ================ ===================

Total Return                                   (8.21)%          3.24%          12.46% (d)            9.04%              (15.20)(b)

Ratios and Supplemental Data
Net assets, end of period (000)              $ 10,287          $ 7,294         $ 3,782              $ 4,116             $ 3,259
Ratio of expenses to average net assets         1.28%            1.28%           1.42% (c)            1.48%               1.47% (e)
Ratio of expenses to average net assets
   before waiver & reimbursement                1.28%            1.29%           1.49%                1.51%               1.50% (e)
Ratio of net investment income to
   average net assets                           1.11%            1.45%           0.85%                (0.07)%             0.36% (e)
Ratio of net investment income to
   average net assets before waiver
    & reimbursement                             1.11%            1.45%           0.79%                (0.11)%             0.33% (e)
Portfolio turnover rate                        44.44%           60.79%         207.02%              140.37%              61.04% (e)

(a) March 12, 1998 (commencement of operations) to October 31, 1998. (b) For periods of less than a full year, the total return is not annualized. (c) The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current prospectus due to activity by the predecessor advisor. The predecessor advisor charged higher fees.
(d) Effective March 28, 2000 the Fund obtained a new advisor. The total return from March 28, 2000 (date of change in advisor) through October 31, 2000 was 11.37%.
(e)  Annualized.
                         Marathon Value Portfolio
                          Notes To Financial Statements
                             October 31, 2002

NOTE 1. ORGANIZATION

     Marathon Value Portfolio (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust") on December 29, 1997 and commenced operations on March 12, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity by guidelines adopted and subject to review of the Board of Trustees.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

                            Marathon Value Portfolio
                          Notes To Financial Statements
                                October 31, 2002

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Foreign currency translation - The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated, as applicable, into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in net unrealized appreciation/depreciation on investments.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund Advisor is Spectrum Advisory Services, Inc. (the "Advisor").  Marc
S. Heilweil, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person Trustees, Rule 12b-1 distribution expenses, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the fiscal year ended October 31, 2002, the Advisor earned a fee of $116,276 from the Fund. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees, but only to the extent necessary to maintain the Fund's total annual operating expense ratio at 1.28% of average daily net assets through February 28, 2006. For the year ended October 31, 2002, the advisor has not reimbursed expenses.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee of the Trust is a member of management of Unified, and the officers of the Trust are a director and officer, respectively, of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to either distributor during the fiscal year ended October 31, 2002. Kenneth D. Trumpfheller, a Trustee of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. Timothy Ashburn and Thomas Napurano are a director and officer, respectively, of the Distributor and the Distributor's parent company, and may be deemed to be affiliates of the Distributor.

                            Marathon Value Portfolio
                          Notes To Financial Statements
                                October 31, 2002

NOTE 4. INVESTMENTS

     For the fiscal year ended October 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $8,256,596 and $3,515,142, respectively. As of October 31, 2002, the unrealized appreciation for all securities totaled $673,449 and the unrealized depreciation for all securities totaled $1,586,652 for a net unrealized depreciation of $913,203. The aggregate cost of securities for federal income tax purposes at October 31, 2002 was $11,151,846. The difference between book cost and tax cost represents wash sales in the amount of $20,925.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2002, Charles Schwab & Co. held an omnibus account for the benefit of others amounting to more than 65% of the Fund.

NOTE 7. RISKS RELATING TO FOREIGN SECURITY INVESTMENTS

     Securities in which the Fund invest may be denominated or quoted in currencies other than the U.S. Dollar. Changes in foreign currency exchange rates may therefore affect the value of the Fund's portfolio. Foreign investments involve special risks not applicable to investments in securities of U.S. issuers. Such securities risks include: imposition of exchange controls or currency devaluations; less extensive regulation of foreign brokers, securities markets and issuers; political, economic or social instability; less publicly available information and less liquidity in the market for such securities; different accounting standards and reporting obligations; foreign economies differ from the U.S. economy (favorably or unfavorably) in areas such as gross domestic product, rates of inflation, unemployment, currency depreciation and balance of payments positions; possibility of expropriation (the taking of property or amending of property rights by a foreign government) or foreign ownership limitations; and excessive or confiscatory taxation.

NOTE 8. CAPITAL LOSS CARRYFORWARDS

     At October 31, 2002, the fund had available for federal tax purposes an unused capital loss carryforward of $87,920; $48,312 expires in 2006 and $39,608 expires in 2007. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

                       Marathon Value Portfolio
                     Notes To Financial Statements
                          October 31, 2002

NOTE 9. DISTRIBUTION TO SHAREHOLDERS

     On December 12, 2001 a distribution of $0.12 was declared. The dividend was paid on December 13, 2001 to shareholders of record on December 12, 2001.

     The tax character of distributions paid during the fiscal years 2002 and 2001 were as follows:

Distributions paid from:                   2002            2001
                                       -----------------------------
       Ordinary Income                     $ 88,490        $ 35,340
       Short-Term Capital Gain                    0               0
       Long-Term Capital Gain                     0               0
                                       -------------    ------------
                                           $ 88,490        $ 35,340
                                       =============    ============

     As of October 31, 2002, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                   $ 78,406
Undistributed long-term capital gain/(accumulated losses)             (87,920)
Unrealized appreciation/(depreciation)                               (966,646)
                                                                 -------------
                                                                      $(976,160)
                                                                 =============

     The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and post-October losses.


NOTE 10.  ELECTION OF TRUSTEES - (Unaudited)

     At a special meeting of the shareholders held on May 29, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                              For              Withheld              Total

Gary Hippenstiel        10,516,210.432        648,472.896        11,164,683.328

Mark Muller             10,856,443.432        308,239.896        11,164,683.328

Ken Trumpfheller        10,493,506.432        671,176.896        11,164,683.328

Richard  Wright         10,858,138.432        306,544.896        11,164,683.328

    The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                                Number of Portfolios
                              Position(s) Held Length of in Fund Complex1
Name, Age and Address           with Trust             Time Served              Overseen by Trustee
Gary E. Hippenstiel             Trustee            Trustee since 1995                    29
600 Jefferson Street
Suite 350
Houston, TX 77002
Year of Birth:  1947

        Principal Occupations During Past 5 Years Other Directorships Held by
Trustee Director, Vice President and Chief Investment Officer of Legacy None
Trust Company since 1992.

                                                                                Number of Portfolios
                                Position(s) Held Length of in Fund Complex1
Name, Age and Address              with Trust            Time Served            Overseen by Trustee
Mark W. Muller                     Trustee            Trustee since 2002                29
5016 Cedar River Tr.
Ft. Worth, TX 76137 Year of Birth: 1964

       Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
Trustee of AmeriPrime Advisors Trust since 1999.  President of                None
JAMAR Resources, Inc., a manufacturers representative firm,
September 2001 to present.  Account Manager for SCI, Inc., a custom manufacturer, from April 2002 to September 2001.
Account Manager for Clarion Technologies, a manufacturer
of automotive, heavy truck, and consumer goods, from 1996 to
April 2000.

                                                                                    Number of Portfolios
                                     Position(s) Held Length of in Fund Complex1
Name, Age and Address                  with Trust             Time Served            Overseen by Trustee
Richard J. Wright, Jr.                   Trustee            Trustee since 2002               29
13532 N. Central Expressway MS 3800
Dallas, TX 75243
Year of Birth:  1962

        Principal Occupations During Past 5 Years                 Other Directorships Held by Trustee
Trustee of AmeriPrime Advisors Trust since 1999.  Various                     None
positions with Texas Instruments, a technology company, since
1985, including the following:  Program Manager for Semi-
Conductor Business Opportunity Management System, 1998 to
present;  Development Manager for we-based interface, 1999 to present;  Systems Manager for Semi-Conductor Business
Opportunity Management System, 1997 to 1998;  Development
Manager for Acquisition Manager, 1996-1997;  Operations
Manager for Procurement Systems, 1994-1997.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                                         Number of Portfolios
                                 Position(s) In Length of in Fund Complex1
Name, Age and Address            Fund Complex        Time Served          Overseen by Trustee
Kenneth D. Trumpfheller2            Trustee           Since 1995                29
1725 E. Southlake Blvd.
Suite 200
Southlake, Texas 76092
Year of Birth:  1958

       Principal Occupations During Past 5 Years                 Other Directorships Held by Trustee
President and Managing Director of Unified Fund Services, Inc.,               None
the Fund's transfer agent, fund accountant and administrator, since October 2000.  President, Treasurer, and Secretary of
Ameriprime Financial Services, Inc., a fund administrator,
(which merged with Unified Fund Services, Inc.) from 1994
through October 2000.  President, Treasurer and Secretary of
Ameriprime Financial Securities, Inc., the Trust's distributor through December 2000, from 1994 through December 2000.

                                                                             Number of Portfolios
                            Position(s) Held Length of in Fund Complex1
Name, Age and Address        with Trust             Time Served              Overseen by Trustee
Timothy Ashburn3         President and Secretary  Since October 2002                N/A
2424 Harrodsburg Road
Lexington, KY 40503
Year of Birth:  1950

        Principal Occupations During Past 5 Years                   Other Directorships Held by Trustee
Chairman of Unified Financial Services, Inc. since 1989 and                    N/A
Chief Executive Officer from 1989 to 1992 and 1994 to April 2002;
President of Unified Financial Services from November 1997 to
April 2000.

                                                                                Number of Portfolios
                                 Position(s) In Length of in Fund Complex1
Name, Age and Address            Fund Complex            Time Served           Overseen by Trustee
Thomas G. Napurano            Treasurer and Chief      Since October 2002             N/A
2424 Harrodsburg Road           Finacial Officer
Lexington, KY 40503
Year of Birth:  1941

       Principal Occupations During Past 5 Years Other Directorships Held by
Trustee Chief Financial Officer and Executive Vice President of Unified N/A
Finacial Services, Inc., the parent company of the Trust's administrator and principal underwriter; member the board of directors of Unified Financial
Services, Inc. from 1989 to March 2002.

 1 The term "fund complex" refers to the AmeriPrime Funds and the Ameriprime
   Advisors Trust.
 2 Mr. Trumpfheller may be deemed to be an "interested person" of the Trust because he is a registered  principal of the Trust's distributor
3 Mr.Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman of Unified Financial Services, Inc., the parent of the principal underwriter for the Funds.

                                            INDEPENDENT AUDITOR'S REPORT




To The Shareholders and Board of Trustees
Marathon Value Portfolio
(a series of AmeriPrime Funds)

     We have audited the accompanying statement of assets and liabilities of Marathon Value Portfolio, including the schedule of portfolio investments as of October 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period of March 12, 1998 (commencement of operation) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Marathon Value Portfolio as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the period of March 12, 1998 (commencement of operation) through October 31, 1998, in conformity with accounting principles generally accepted in the United States of America.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 14, 2002

Dear Shareholder:

          In review of the past twelve months ending October 31, 2002, the stock market continues to be in a malaise. The equity market began its downtrend in March of 2000 and just cannot seem to find momentum to restart the bull market. At times in the last twelve months we have seen some market strength but the market has not been able to sustain any positive move forward. The economy seems to be only muddling along and everyone is looking forward to a fresh start in 2003.

          Our investment decisions continue to be based on strong fundamentals. We have spent time this year reviewing our holdings, updating the quality of our investment portfolio and looking for new market leaders. As gloomy as this letter may seem, we believe there is light at the end of the tunnel. The next twelve months will continue to see market volatility but, hopefully, in early 2003 we will begin to see some positive earnings announcements. We remain positive about the long term growth aspects of the stock market and we are currently taking a long term approach to investing.

          I constantly hear that patience is a virtue, but all of us have become used to positive results from the stock market and our patience is growing just a little thin. In these difficult market times, it is always good to harken back to the last 70 years and remember that we have seen many markets like what we have seen these last 30+ months. Keep in perspective that past performance is not an indication of future results and that the market has delivered on average a 10%+ market index annual return since 1929.

          Thank you for your continued support and we look forward to serving you in the future.


Knox H. Fuqua



          For more complete information on the Fund, including charges and expenses, obtain a prospectus by calling 1-888-905-2283. The prospectus should be read carefully before investing. The Fund is distributed by Unified Financial Securities, Inc.

Management Discussion & Analysis

          The AAM Equity Fund (the "Fund") ended its October fiscal year with a negative return of 11.49%.

         Investment Results - Fiscal Year Ended October 31, 2002

Comparative Investment Returns as of         The            S&P 500      Dow Jones Industrial
10/31/02A                                   Fund             Index             Average
1 Year Ending                              -11.49%          -15.11%             -5.57%
Since Inception 6/30/98                    -14.12%          -17.19%              1.06%
Average Annual Since Inception              -3.44%           -4.25%               .24%


                    AAM          S&P         DJ
       6/30/98   10,000.00    10,000.00   10,000.00
      10/31/98    9,430.00     9,739.10    9,650.96
      10/31/99   11,008.58    12,241.50   12,248.75
      10/31/00   11,590.33    12,986.08   10,716.06
      10/31/01    9,752.95     9,753.89   10,701.96
      10/31/02    8,588.26     8,280.52   10,105.91

          The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 500 Index and the Dow Jones Industrial Average on June 30, 1998 (commencement of operations) through October 31, 2002.

          AThe S&P 500 Index and the Dow Jones Industrial Average Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in these Indices. Performance figures reflect the change in value of equity in the Indices. The Index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Fund, please call 1-888-905-2283 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

AAM Equity Fund
Schedule of Investments
October 31, 2002

Common Stocks - 88.5%                                                     Shares             Value

Aircraft - 1.0%
Northrop Grumman Corp.                                                          750         $    77,348
                                                                                        ----------------

Beverages - 2.1%
Coca-Cola Co.                                                                 3,500             162,680
                                                                                        ----------------

Biological Products (No Diagnostic Substances) - 2.1%
Amgen, Inc. (a)                                                               3,500             162,960
                                                                                        ----------------

Cable & Other Pay Television Services - 1.6%
Liberty Media Corp. Class A (a)                                              15,000             124,050
                                                                                        ----------------

Car Dealers - 0.5%
CarMax, Inc. (a)                                                              2,511              41,155
                                                                                        ----------------

Chemicals & Allied Products - 1.6%
Dow Chemical Co.                                                              5,000             129,950
                                                                                        ----------------

Computer Communication Equipment - 1.4%
Cisco Systems, Inc. (a)                                                      10,000             111,800
                                                                                        ----------------

Computer Storage Devices - 0.6%
EMC Corp. (a)                                                                10,000              51,100
                                                                                        ----------------

Computers & Office Equipment - 3.2%
Hewlett-Packard Co.                                                           6,000              94,800
International Business Machines Corp.                                         2,000             157,880
                                                                                        ----------------
                                                                                        ----------------
                                                                                                252,680
                                                                                        ----------------

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.4%
Avery Dennison Corp.                                                          3,000             186,720
                                                                                        ----------------

Electric Services - 1.6%
Duke Energy Corp.                                                             6,000             122,940
                                                                                        ----------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.6%
General Electric Co.                                                          5,000             126,250
                                                                                        ----------------

Electronic Instruments - 2.5%
Emerson Electric Co.                                                          4,000             192,720
                                                                                        ----------------

Finance Services - 2.3%
American Express Co.                                                          5,000             181,850
                                                                                        ----------------

Fire, Marine, Casualty Insurance - 5.9%
American International Group, Inc.                                            3,000             187,650
Berkshire Hathaway, Inc. - Class B (a)                                           50             123,000
Markel Corp. (a)                                                                750             151,868
                                                                                        ----------------
                                                                                        ----------------
                                                                                                462,518
                                                                                        ----------------

AAM Equity Fund
Schedule of Investments
October 31, 2002

Common Stocks - continued                                                 Shares             Value

Hospital & Medical Service Plans - 2.0%
Anthem, Inc. (a)                                                              2,500             157,500
                                                                                        ----------------

Life Insurance - 2.0%
Jefferson-Pilot Corp.                                                         4,000             160,600
                                                                                        ----------------

Malt Beverages - 2.3%
Anheuser-Busch Cos., Inc.                                                     3,500             184,660
                                                                                        ----------------

National Commercial Banks - 9.0%
Bank of America Corp.                                                         2,000             139,600
BB&T Corp.                                                                    3,500             126,875
Citigroup, Inc.                                                               4,000             147,800
FleetBoston Financials  Corp.                                                 6,000             140,340
SunTrust Banks, Inc.                                                          2,500             152,100
                                                                                        ----------------
                                                                                        ----------------
                                                                                                706,715
                                                                                        ----------------

Oil, Gas, Field Services - 2.0%
Schlumberger Ltd.                                                             4,000             160,440
                                                                                        ----------------

Personal Credit Institutions - 1.6%
Capital One Financial Corp.                                                   4,000             121,880
                                                                                        ----------------

Petroleum Refining - 9.2%
BP PLC. (b)                                                                   3,500             134,575
ChevronTexaco Corp.                                                           2,500             169,075
ConocoPhillips                                                                2,338             113,393
Exxon Mobil Corp.                                                             4,000             134,640
Murphy Oil Corp.                                                              2,000             167,660
                                                                                        ----------------
                                                                                        ----------------
                                                                                                719,343
                                                                                        ----------------

Pharmaceutical Preparations - 8.8%
Johnson & Johnson                                                             3,500             205,625
Merck & Co., Inc.                                                             3,500             189,840
Pfizer, Inc.                                                                  5,000             158,850
Wyeth                                                                         4,000             134,000
                                                                                        ----------------
                                                                                        ----------------
                                                                                                688,315
                                                                                        ----------------
Primary Production of Aluminum - 2.0%
Alcoa, Inc.                                                                   7,000             154,420
                                                                                        ----------------

Radio Telephone Communications - 1.8%
Dominion Resouces, Inc.                                                       3,000             144,000
                                                                                        ----------------

Retail - Drug Stores & Proprietary Stores - 1.5%
Walgreen Co.                                                                  3,500             118,125
                                                                                        ----------------

AAM Equity Fund
Schedule of Investments
October 31, 2002

Common Stocks - continued                                                 Shares             Value

Retail - Radio TV & Consumer Electronics Stores - 1.0%
Circuit City Stores, Inc.                                                     8,000              79,280
                                                                                        ----------------

Rolling Drawing & Extruding of Nonferrous Metals - 1.3%
Tredegar Corp.                                                                8,000             103,200
                                                                                        ----------------

Semiconductors & Related Devices - 2.2%
Intel Corp.                                                                  10,000             173,000
                                                                                        ----------------

Services - Miscellaneous Amusement & Recreation - 1.7%
Walt Disney Co.                                                               8,000             133,600
                                                                                        ----------------

Services - Motion Picture & Video Tape Production - 1.9%
Fox Entertainment Group, Inc. - Class A (a)                                   6,000             146,460
                                                                                        ----------------

Services - Prepackaged Software - 2.0%
Microsoft Corp. (a)                                                           3,000             160,410
                                                                                        ----------------

Ship & Boat Building & Repairing - 2.0%
General Dynamics Corp.                                                        2,000             158,260
                                                                                        ----------------

Telephone Communications (No Radiotelephone) - 2.0%
SBC Communications, Inc.                                                      6,000             153,960
                                                                                        ----------------

Wholesale - Groceries & Related Products - 1.8%
Sysco Corp.                                                                   4,500             142,560
                                                                                        ----------------

TOTAL COMMON STOCKS (Cost $7,754,929)                                                         6,953,449
                                                                                        ----------------

Certificates of Deposits - 9.5%
LaSalle Bank, 0%, 6/25/12 (c)                                                                   750,000
                                                                                        ----------------

TOTAL CERTIFICATES OF DEPOSITS (Cost $750,000)                                                  750,000
                                                                                        ----------------

TOTAL INVESTMENTS (Cost $8,504,929) - 98.0%                                                $  7,703,449
                                                                                        ----------------

Cash and other assets less liabilities - 2.0%                                                   153,274
                                                                                        ----------------

TOTAL NET ASSETS - 100.0%                                                                  $  7,856,723
                                                                                        ================

(a) Non-income producing. (b) American Depositary Receipt.
(c) Interest, if any, will be determined, earned, credited and paid on maturity date based upon a calculation based on the Dow Jones Industrial Average. After one year, this certificate of deposit may be redeemed at the Fund's option every quarter. Redemption prices will be established by the bank and may be more or less than the orginal investment value.

See accompanying notes which are an integral part of the financial statements.

AAM Equity Fund
Statement of Assets and Liabilities
    October 31, 2002


Assets
Investments in securities, at value (cost $8,504,929)                                  $ 7,703,449
Interest receivable                                                                            351
Dividends receivable                                                                         4,670
Receivable for fund shares sold                                                            200,000
Prepaid expenses                                                                             4,077
Receivable from investment advisor                                                           2,540
                                                                                   ----------------
     Total assets                                                                        7,915,087
                                                                                   ----------------

Liabilities
Payable to custodian                                                                        57,269
Other payables and accrued expenses                                                          1,095
                                                                                   ----------------
     Total liabilities                                                                      58,364
                                                                                   ----------------

Net Assets                                                                             $ 7,856,723
                                                                                   ================

Net Assets consist of:
Paid in capital                                                                          9,190,484
Accumulated undistributed net investment income                                             57,319
Accumulated net realized gain (loss) on investments                                       (589,600)
Net unrealized appreciation (depreciation) on investments                                 (801,480)
                                                                                   ----------------

Net Assets, for 926,610 shares                                                         $ 7,856,723
                                                                                   ================

Net Asset Value,

Offering price and redemption price per share ($7,856,723 / 926,610)                        $ 8.48
                                                                                  ================

See accompanying notes which are an integral part of the financial statements.

AAM Equity Fund
Statement of Operations
Year ended October 31, 2002

Investment Income
Dividend income                                                                 $ 138,282
Interest income                                                                     4,127
                                                                            --------------
  Total Income                                                                    142,409
                                                                            --------------

Expenses
Investment advisor fee                                                             76,031
Interest expense                                                                    3,336
Organizational expenses                                                             6,203
Trustee expenses                                                                    2,295
                                                                            --------------
  Total Expenses                                                                   87,865
Reimbursed expenses                                                                (8,498)
                                                                            --------------
                                                                            --------------
Total operating expenses                                                           79,367
                                                                            --------------
                                                                            --------------
Net Investment Income (Loss)                                                       63,042
                                                                            --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                (382,910)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                      (609,650)
                                                                            --------------
                                                                            --------------
Net realized and unrealized gain (loss) on investment securities                 (992,560)
                                                                            --------------
                                                                            --------------
Net increase (decrease) in net assets resulting from operations                $ (929,518)
                                                                            ==============

See accompanying notes which are an integral part of the financial statements.

AAM Equity Fund
Statement of Changes In Net Assets

                                                                               Year ended         Year ended
Increase (Decrease) in Net Assets                                             Oct. 31, 2002     Oct. 31, 2001
                                                                             ----------------   ---------------
Operations
  Net investment income (loss)                                                      $ 63,042          $ 24,613
  Net realized gain (loss) on investment securities                                 (382,910)          (84,324)
  Change in net unrealized appreciation (depreciation)                              (609,650)         (890,344)
                                                                             ----------------   ---------------
                                                                             ----------------   ---------------
  Net increase (decrease) in net assets resulting from operations                   (929,518)         (950,055)
                                                                             ----------------   ---------------
Distributions
  From net investment income                                                         (28,581)          (11,870)
  From net realized gain                                                                   -                 -
                                                                             ----------------   ---------------
                                                                             ----------------   ---------------
  Total distributions                                                                (28,581)          (11,870)
                                                                             ----------------   ---------------
Capital Share Transactions
  Proceeds from shares sold                                                        9,478,469         1,884,619
  Reinvestment of distributions                                                       21,791             9,397
  Amount paid for shares repurchased                                              (6,056,366)         (855,693)
                                                                             ----------------   ---------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                       3,443,894         1,038,323
                                                                             ----------------   ---------------
                                                                             ----------------   ---------------
Total Increase (Decrease) in Net Assets                                            2,485,795            76,398
                                                                             ----------------   ---------------

Net Assets
  Beginning of period                                                              5,370,928         5,294,530
                                                                             ----------------   ---------------
  End of period [including accumulated undistributed net
    investment income of  $57,319 and $22,858, respectively]                     $ 7,856,723       $ 5,370,928
                                                                             ================   ===============

Capital Share Transactions
  Shares sold                                                                      1,005,727           177,186
  Shares issued in reinvestment of distributions                                       2,138               829
  Shares repurchased                                                                (639,167)          (79,125)
                                                                             ----------------   ---------------

  Net increase (decrease) from capital transactions                                  368,698            98,890
                                                                             ================   ===============

See accompanying notes which are an integral part of the financial statements.

AAM Equity Fund
Financial Highlights

                                                   Year ended      Year ended      Year ended      Year ended      Period ended
                                                   Oct. 31, 2002   Oct. 31, 2001   Oct. 31, 2000  Oct. 31, 1999    Oct. 31,1998 (a)
                                                  --------------  --------------  -------------- ---------------  ----------------

Selected Per Share Data
Net asset value, beginning of period                  $ 9.63         $ 11.53         $ 10.99          $ 9.43           $ 10.00
                                                  --------------  --------------  -------------- ---------------  ----------------
Income from investment operations
  Net investment income (loss)                          0.09            0.05            0.03            0.05              0.03
  Net realized and unrealized gain (loss)              (1.19)          (1.92)           0.55            1.53             (0.60)
                                                  --------------  --------------  -------------- ---------------  ----------------
                                                  --------------  --------------  -------------- ---------------  ----------------
Total from investment operations                       (1.10)          (1.87)           0.58            1.58             (0.57)
                                                  --------------  --------------  -------------- ---------------  ----------------
Less Distributions to shareholders:
  From net investment income                           (0.05)          (0.03)          (0.04)          (0.02)             0.00
  From net realized gain                                0.00            0.00            0.00            0.00              0.00
                                                  --------------  --------------  -------------- ---------------  ----------------
                                                  --------------  --------------  -------------- ---------------  ----------------
Total distributions                                    (0.05)          (0.03)          (0.04)          (0.02)             0.00
                                                  --------------  --------------  -------------- ---------------  ----------------

Net asset value, end of period                        $ 8.48          $ 9.63         $ 11.53         $ 10.99            $ 9.43
                                                  ==============  ==============  ============== ===============  ================

Total Return                                          (11.49)%        (16.28)%         5.28%          16.74%             (5.70)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                      $ 7,857         $ 5,371         $ 5,295         $ 4,337           $ 2,852
Ratio of expenses to average net assets                1.20%           1.15%           1.15%           1.15%             1.14% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                       1.33%           1.30%           1.35%           1.35%             1.40% (c)
Ratio of net investment income to
   average net assets                                  0.95%           0.46%           0.22%           0.43%             0.90% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement    0.83%           0.30%           0.02%           0.23%             0.64% (c)
Portfolio turnover rate                               20.06%          21.63%          32.79%          27.34%            14.41% (c)

(a) June 30, 1998 (Commencement of operations) to October 31,1998. (b) For periods of less than a full year, total return is not annualized. (c) Annualized.

See accompanying notes which are an integral part of the financial statements.

                                                      AAM Equity Fund
                                               Notes to Financial Statements
                                October 31, 2002



NOTE 1.  ORGANIZATION

     AAM Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on June 30, 1998 and commenced operations on June 30, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long-term capital appreciation. The Fund's advisor is Appalachian Asset Management, Inc., (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                              AAM Equity Fund
                                         Notes to Financial Statements
                                          October 31, 2002 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     In February 2002, the Advisor announced that it would be acquired by KI&T Holdings, Inc. ("KI&T") and Argent Financial Group, Inc. ("Argent"). Pursuant to the Investment Company Act of 1940, as amended (the "Investment Company Act"), a transaction that results in a change of control of an investment adviser may be deemed an "assignment." The Investment Company Act further provides that a management agreement will automatically terminate in the event of an assignment. In anticipation of the transaction described above and resulting termination of the old management agreement, a special meeting of shareholders was held on April 5, 2002. The shareholders approved a new management agreement that is substantially identical in all material respects to the old management agreement. The new agreement was effective May 23, 2002, the date of change of control.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.15% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended, October 31, 2002 the Advisor earned a fee of $76,031 from the Fund. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund through February 28, 2003, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.15% of average daily net assets. For the fiscal year ended October 31, 2001, the Advisor reimbursed Trustees' fees and organizational expenses of $8,498.

     The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee of the Trust is a member of management of Unified, and the officers of the Trust are a director and officer, respectively, of Unified.

     The Fund retains Unified Financial Securities, Inc. to act as the principal distributor of the Fund's shares. There were no payments made to the distributor during the fiscal year ended October 31, 2002. Kenneth D. Trumpfheller, a Trustee of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. Timothy L. Ashburn and Thomas G. Napurano are a director and officer, respectively, of the Distributor and the Distributor's parent company, and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

     For the fiscal year ended October 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $4,928,791 and $1,222,455, respectively. As of October 31, 2002, the unrealized appreciation for all securities totaled $336,772 and the unrealized depreciation for all securities totaled $1,521,162 for a net unrealized depreciation of $1,184,390. The aggregate cost of securities for federal income tax purposes as of October 31, 2002 was $8,887,839.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                AAM Equity Fund
                                          Notes to Financial Statements
                                           October 31, 2002 - continued


NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2002, RSBCO held for the benefit of others in aggregate more than 89% of the Fund.

NOTE 7.  ORGANIZATION COSTS

     Organization costs are being amortized on a straight-line basis over a five-year period that will end in June 2003. As of October 31, 2002, the unamortized balance is $4,077.

NOTE 8. CAPITAL LOSS CARRYFORWARDS

     As of October 31, 2002, loss carryforwards totaled $206,690: $117,061 expiring in 2009, $74,070 expiring 2007, and $15,559 expiring in 2006. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. The Fund has elected to defer post-October losses of $382,910.

NOTE 9. DISTRIBUTION TO SHAREHOLDERS

     On December 12, 2001, a distribution of $0.052 was declared. The dividend was paid on December 13, 2001 to shareholders of record on December 12, 2001.

     The tax character of distributions paid during the fiscal years 2002 and 2001 were as follows:

Distributions paid from:           2002           2001
                                ------------  -------------
     Ordinary Income               $ 28,581       $ 11,870
     Short-Term Capital Gain              0              0
     Long-Term Capital Gain               0              0
                                ------------  -------------
                                   $ 28,581       $ 11,870
                                ============  =============



     As of October 31, 2002, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                       $ 57,319
Undistributed long-term capital gains/(accumulated losses)          (206,690)
Undistributed appreciation/(depreciation)                         (1,184,390)
                                                             ----------------
                                                                $ (1,333,761)
                                                             ================

     The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on post-October losses.

                                          AAM Equity Fund
                                    Notes to Financial Statements
                                     October 31, 2002 - continued

NOTE 10.  ELECTION OF TRUSTEES- (Unaudited)

     At a special meeting of the shareholders held on May 29, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                           For              Withheld              Total

Gary Hippenstiel     10,516,210.432        648,472.896        11,164,683.328

Mark Muller          10,856,443.432        308,239.896        11,164,683.328

Ken Trumpfheller     10,493,506.432        671,176.896        11,164,683.328

Richard  Wright      10,858,138.432        306,544.896        11,164,683.328



NOTE 11.  SHAREHOLDER VOTE FOR NEW MANAGEMENT AGREEMENT (Unaudited)

     The new management agreement with the Advisor, which was approved by shareholders at a meeting held on April 5, 2002, was effective on May 23, 2002. The Advisor is now 50% owned by KI&T and 50% owned by Argent.

     Votes on Proposal 1: Approval of a new Management Agreement between the Trust and Appalachian Asset Management, Inc.

Shares for Proposal 1 -                     410,076.908
Shares against Proposal 1 -                           0
Shares abstain Proposal 1 -                           0

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                                                       Number of Portfolios
                                             Position(s) Held Length of in Fund
Complex1
            Name, Age and Address              with Trust                 Time Served                  Overseen by Trustee
Gary E. Hippenstiel                             Trustee                  Trustee since 1995                    29
600 Jefferson Street
Suite 350
Houston, TX 77002
Year of Birth:  1947

        Principal Occupations During Past 5 Years                            Other Directorships Held by
Trustee Director, Vice President and Chief Investment Officer of Legacy                   None
Trust Company since 1992.

                                                                                                        Number of Portfolios
                                             Position(s) Held           Length of                       in Fund Complex1
Name, Age and Address                          with Trust               Time Served                    Overseen by Trustee
Mark W. Muller                                  Trustee              Trustee since 2002                    29
5016 Cedar River Tr.
Ft. Worth, TX 76137 Year of Birth: 1964

        Principal Occupations During Past 5 Years                            Other Directorships Held by Trustee
Trustee of AmeriPrime Advisors Trust since 1999.  President of                      None
JAMAR Resources, Inc., a manufacturers representative firm,
September 2001 to present.  Account Manager for SCI, Inc., a custom manufacturer, from April 2002 to September 2001.
Account Manager for Clarion Technologies, a manufacturer
of automotive, heavy truck, and consumer goods, from 1996 to
April 2000.

                                                                                                         Number of Portfolios
                                              Position(s) Held           Length of                       in Fund Complex1
Name, Age and Address                           with Trust               Time Served                       Overseen by Trustee
Richard J. Wright, Jr.                          Trustee                 Trustee since 2002                    29
13532 N. Central Expressway MS 3800
Dallas, TX 75243
Year of Birth:  1962

        Principal Occupations During Past 5 Years                            Other Directorships Held by Trustee
Trustee of AmeriPrime Advisors Trust since 1999.  Various                     None
positions with Texas Instruments, a technology company, since
1985, including the following:  Program Manager for Semi-
Conductor Business Opportunity Management System, 1998 to
present;  Development Manager for we-based interface, 1999 to present;  Systems Manager for Semi-Conductor Business
Opportunity Management System, 1997 to 1998;  Development
Manager for Acquisition Manager, 1996-1997;  Operations
Manager for Procurement Systems, 1994-1997.

          The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                                                                    Number of Portfolios
                                             Position(s) In            Length of                     in Fund Complex1
            Name, Age and Address             Fund Complex           Time Served                     Overseen by Trustee
Kenneth D. Trumpfheller2                        Trustee              Since 1995                             29
1725 E. Southlake Blvd.
Suite 200
Southlake, Texas 76092
Year of Birth:  1958

        Principal Occupations During Past 5 Years                            Other Directorships Held by Trustee
President and Managing Director of Unified Fund Services, Inc.,               None
the Fund's transfer agent, fund accountant and administrator, since October 2000.  President, Treasurer, and Secretary of
Ameriprime Financial Services, Inc., a fund administrator,
(which merged with Unified Fund Services, Inc.) from 1994
through October 2000.  President, Treasurer and Secretary of
Ameriprime Financial Securities, Inc., the Trust's distributor through December 2000, from 1994 through December 2000.

                                                                                                      Number of Portfolios
                                            Position(s) Held           Length of                        in Fund Complex1
            Name, Age and Address              with Trust            Time Served                       Overseen by Trustee
Timothy Ashburn3                         President and Secretary    Since October 2002                         N/A
2424 Harrodsburg Road
Lexington, KY 40503
Year of Birth:  1950

        Principal Occupations During Past 5 Years                            Other Directorships Held by Trustee
Chairman of Unified Financial Services, Inc. since 1989 and                    N/A
Chief Executive Officer from 1989 to 1992 and 1994 to April 2002;
President of Unified Financial Services from November 1997 to
April 2000.

                                                                                                      Number of Portfolios
                                                 Position(s) In           Length of                     in Fund Complex1
            Name, Age and Address                  Fund Complex          Time Served                   Overseen by Trustee
Thomas G. Napurano                              Treasurer and Chief     Since October 2002                   N/A
2424 Harrodsburg Road                             Financial Officer
Lexington, KY 40503
Year of Birth:  1941

       Principal Occupations During Past 5 Years                             Other Directorships Held by Trustee
Chief Financial Officer and Executive Vice President of Unified                N/A
Finacial Services, Inc., the parent company of the Trust's
administrator and principal underwriter;  member the board of directors of Unified Financial Services, Inc. from 1989 to March
2002.

  1 The term "fund complex" refers to the AmeriPrime Funds and the Ameriprime Advisors Trust.
  2 Mr.  Trumpfheller  may be  deemed  to be an "interested  person" of the
    Trust  because he is a registered  principal of the Trust's  distributor
  3 Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman of Unified Financial Services, Inc., the parent of the principal underwriter for the Funds.

                              INDEPENDENT AUDITOR'S REPORT




To The Shareholders and Board of Trustees
AAM Equity Fund

          We have audited the accompanying statement of assets and liabilities of the AAM Equity Fund, including the schedule of portfolio investments as of October 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period of June 30, 1998 (commencement of operation) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

          We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AAM Equity Fund as of October 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the period of June 30, 1998 (commencement of operations) through October 31, 1998, in conformity with accounting principles generally accepted in the United States of America.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 14, 2002